Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Jan. 01, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 9,052,931	$ 162,651,289		$ 4,944,805	$ 88,841,826	$ 68,747,376	$ 64,414,511
Sundry debtors		18,378,494			26,789,620
Investments in associates	155,532	2,794,404			2,692,938
Other assets		23,720,662			32,330,944
Suppliers	(24,306,311)	(436,704,206)			(505,989,382)
Accounts and accrued expenses payable	(3,778,373)	(67,884,889)			(72,773,222)
Leases		(41,184,280)			(46,825,266)	$ (41,848,333)
Long-term contractual liabilities	$ (10,743,935)	(193,033,065)			0
Debt			$ (143,403,700)
Fair Value
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		21,765,389			35,279,002
Financial liabilities measured at fair value		(78,106,329)			(108,972,467)
Long-term contractual liabilities		(182,718,845)
Debt		(1,432,095,661)			(1,745,481,072)
Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		14,534,464			9,203,958
Equity instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value					962,783
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		14,534,464			10,166,741
Cash and cash equivalents		162,651,289			88,841,826
Customers		111,994,478			126,733,175
Officials and employees		5,342,168			5,541,324
Sundry debtors		18,378,494			26,789,620
Investments in associates		2,794,404			2,692,938
Notes receivable		893,152			1,021,778
Mexican Government Bonds		21,435,936			35,875,353
Other assets		11,281,010			7,927,877
Financial assets not measured at fair value		334,770,931			295,423,891
Financial liabilities measured at fair value		(78,106,329)			(108,972,467)
Suppliers		(436,704,206)			(505,989,382)
Accounts and accrued expenses payable		(67,884,889)			(72,773,222)
Leases		(41,184,280)			(46,825,266)
Long-term contractual liabilities		(193,033,065)
Debt		(1,531,298,090)			(1,978,772,255)
Total		(2,270,104,530)			(2,604,360,125)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers		(436,704,206)			(505,989,382)
Accounts and accrued expenses payable		(67,884,889)			(72,773,222)
Leases		(41,184,280)			(46,825,266)
Long-term contractual liabilities		(193,033,065)
Debt		(1,531,298,090)			(1,978,772,255)
Total		(2,270,104,530)			(2,604,360,125)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(78,106,329)			(108,972,467)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		14,534,464			9,203,958
Financial liabilities measured at fair value		(78,106,329)			(108,972,467)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(78,106,329)			(108,972,467)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		0			962,783
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		162,651,289			88,841,826
Customers		111,994,478			126,733,175
Officials and employees		5,342,168			5,541,324
Sundry debtors		18,378,494			26,789,620
Investments in associates		2,794,404			2,692,938
Notes receivable		893,152			1,021,778
Mexican Government Bonds		21,435,936			35,875,353
Other assets		11,281,010			7,927,877
Financial assets not measured at fair value		334,770,931			295,423,891
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		14,534,464			9,203,958
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		14,534,464			9,203,958
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value					962,783
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value					962,783
Level 1 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		21,765,389			35,279,002
Level 2 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Long-term contractual liabilities		(182,718,845)
Debt		(1,432,095,661)			(1,745,481,072)
Level 2 | Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(78,106,329)			(108,972,467)
Level 2 | Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		$ 14,534,464			9,203,958
Level 2 | Equity instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value					$ 962,783